Consolidated Statements of Financial Position	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 AUD ($)
Current assets
Cash and cash equivalents	$ 12,259,185	$ 8,385,283	[1]	$ 18,917,416
Restricted cash	86,880	59,426	[1]	59,126
Trade and other receivables, net	1,429,209	977,578	[1]	828,351
Inventories	1,366,635	934,779		838,658
Total current assets	15,141,909	10,357,066	[1]	20,643,551
Non-current assets
Property, plant and equipment, net	117,758	80,547		135,878
Right-of-use assets	672,954	460,300	[1]	426,817
Total non-current assets	790,712	540,847	[1]	562,695
Total assets	15,932,621	10,897,913	[1]	21,206,246
Current liabilities
Trade and other payables	2,076,052	1,420,018	[1]	1,608,846
Lease liabilities	327,046	223,700		333,850
Financial liability	1,572,818	1,075,808	[1]	1,097,520
Total current liabilities	3,975,916	2,719,526	[1]	3,040,216
Non-current liabilities
Lease liabilities	334,909	229,078		95,403
Employee benefits	295,542	202,151		203,636
Governmental liabilities on grants received	6,666	4,560	[1]	6,084
Total non-current liabilities	637,117	435,789	[1]	305,123
Total liabilities	4,613,033	3,155,315	[1]	3,345,339
Net assets	11,319,588	7,742,598	[1]	17,860,907
Equity
Issued capital	41,855,722	28,629,314		41,636,762
Reserves	388,674	265,853	[1]	276,988
Accumulated losses	(30,924,808)	(21,152,569)	[1]	(24,052,843)
Total equity	$ 11,319,588	$ 7,742,598	[2]	$ 17,860,907

[1]	US Dollars numbers presented solely for convenience of the reader
[2]	US Dollars numbers presented solely for convenience of the reader